World Omni Auto Receivables Trust 2013-B		Exhibit 99.1
Monthly Servicer Certificate
January 31, 2014

Dates Covered
Collections Period	01/01/14 - 01/31/14
Interest Accrual Period	01/15/14 - 02/17/14
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/13	697,269,922.03	31,126
Yield Supplement Overcollateralization Amount at 12/31/13	26,184,880.47	0
Receivables Balance at 12/31/13	723,454,802.50	31,126
Principal Payments	18,666,403.83	352
Defaulted Receivables	1,348,180.27	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/14	25,092,469.08	0
Pool Balance at 01/31/14	678,347,749.32	30,721

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	7,511,261.13	363
Past Due 61-90 days	2,033,454.04	107
Past Due 91 + days	472,639.05	21
Total	10,017,354.22	491

Total 31+ Delinquent as % Ending Pool Balance	1.48%

Recoveries	676,595.23

Aggregate Net Losses/(Gains) - January 2014	671,585.04

Overcollateralization Target Amount	30,525,648.72
Actual Overcollateralization	26,251,003.22

Weighted Average APR	3.68%
Weighted Average APR, Yield Adjusted	5.30%
Weighted Average Remaining Term	60.68

Flow of Funds	$ Amount

Collections	21,585,845.44
Advances	7,956.76
Investment Earnings on Cash Accounts	2,582.67
Servicing Fee	(602,879.00)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,993,505.87

Distributions of Available Funds
(1) Class A Interest	394,726.58
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,576,406.39
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,993,505.87

Servicing Fee	602,879.00
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 01/15/14	672,673,152.49
Principal Paid	20,576,406.39
Note Balance @ 02/18/14	652,096,746.10

Class A-1
Note Balance @ 01/15/14	77,388,152.49
Principal Paid	20,576,406.39
Note Balance @ 02/18/14	56,811,746.10
Note Factor @ 02/18/14	38.1286887%

Class A-2
Note Balance @ 01/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	235,000,000.00
Note Factor @ 02/18/14	100.0000000%

Class A-3
Note Balance @ 01/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	235,000,000.00
Note Factor @ 02/18/14	100.0000000%

Class A-4
Note Balance @ 01/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	109,676,000.00
Note Factor @ 02/18/14	100.0000000%

Class B
Note Balance @ 01/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	15,609,000.00
Note Factor @ 02/18/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	417,099.48
Total Principal Paid	20,576,406.39
Total Paid	20,993,505.87

Class A-1
Coupon	0.24000%
Interest Paid	17,541.31
Principal Paid	20,576,406.39
Total Paid to A-1 Holders	20,593,947.70

Class A-2
Coupon	0.48000%
Interest Paid	94,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	94,000.00

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5604029
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6458700
Total Distribution Amount	28.2062729

A-1 Interest Distribution Amount	0.1177269
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.0966872
Total A-1 Distribution Amount	138.2144141

A-2 Interest Distribution Amount	0.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.4000000

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/13	88,335.56
Balance as of 01/31/14	96,292.32
Change	7,956.76

Reserve Account
Balance as of 01/15/14	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	—
Balance as of 02/18/14	1,903,544.61
Change	—

Required Reserve Amount	1,903,544.61